Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between standard and effective income tax:
Income before tax	€ 2,534	€ 610	€ (514)
Income tax calculated using weighted average applicable statutory rates	745	239	(57)
Difference due to the effects of:
Non-taxable income	(157)	(126)	43
Non-tax deductible expenses	28	21	49
Changes in tax rate/base	(550)	93	(22)
Different tax rates on overseas earnings	(1)	8	6
Tax credits	(67)	(41)	(100)
Other taxes	67	38	14
Adjustments to prior years	2	(34)	(17)
Origination and change in contingencies	9	8	3
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(45)	(54)	(8)
Non-recognition of deferred tax assets	41	33	22
Tax effect of (profit) / losses from joint ventures and associates	(7)	(7)	(8)
Other	(1)	(6)	(8)
Difference due to effects of income tax	(680)	(67)	(27)
Income tax (expense) / benefit	€ 65	€ 172	€ (83)